SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014
Schedule of Accounts Receivable [Table Text Block]
	June 30	March 31
	2014	2014
Trade receivables	$169,361	$176,404
Less: Allowance for doubtful accounts	(8,968)	(10,000)
Net accounts receivable	$160,393	$166,404

	2014	2013
Trade receivables	$176,404	$15,110
Less: Allowance for doubtful accounts	(10,000)	-
Net accounts receivable	$166,404	$15,110

Schedule of Inventory, Current [Table Text Block]
	June 30	March 31
	2014	2014
Raw materials	$246,557	$24,022
Finished goods	107,272	33,943
Total inventory	$353,829	$57,965

	2014	2013
Raw materials	$24,022	$5,125
Finished goods	33,943	2,449
Total inventory	$57,965	$7,573

Straight-line Method of Depreciation [Table Text Block]
Equipment	5 years

Equipment	5 years